Debt (Tables)	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Schedule of Debt
Notes payable and lines of credit as of December 31, 2018 and 2017 consisted of the following (in thousands):

	December 31, 2018	December 31, 2017
6.25% Senior notes due October 2021	$400,000	$400,000
Unamortized debt premium	1,176	1,583
Debt issuance cost	(3,121)	(4,222)
Senior secured revolving credit facility	119,000	108,446
Other debt	1,656	2,099
Total debt	518,711	507,906
Less: current maturities	(1,167)	(1,156)
Long-term debt	$517,544	$506,750

Schedule of Maturities of Long-term Debt
Future principal payments under long-term debt for each of the years ending December 31 are as follows (in thousands):

2019	$1,167
2020	489
2021	519,000
2022	—
2023	—
Thereafter	—
Total future payment	$520,656
Add: Unamortized debt premium	1,176
Less: Debt issuance cost	(3,121)
Total debt	$518,711